Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Income before taxes on income:
Domestic	$268,446	$310,134	$185,908
Foreign	24,112	73,317	75,917
	$292,558	$383,451	$261,825

Schedule Of Taxes On Income

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Current taxes:
Domestic	$40,357	$36,888	$31,654
Foreign	6,593	9,635	13,884
	46,950	46,523	45,538
Adjustment for previous years:
Domestic (*)	(10,681)	82,407	(7,298)
Foreign	(124)	16	147
	(10,805)	82,423	(7,151)
Deferred income taxes:
Domestic	(6,607)	342	(865)
Foreign	(5,407)	2,099	(1,079)
	(12,014)	2,441	(1,944)
Total taxes on income	$24,131	$131,387	$36,443

Total:
Domestic	$23,069	$119,637	$23,491
Foreign	1,062	11,750	12,952
Total taxes on income	$24,131	$131,387	$36,443

Schedule Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2022	2021
Balance at the beginning of the year	$82,380	$60,096
Additions (reductions) related to interest and currency translation	(4,758)	4,133
Additions based on tax positions related to prior period	552	2,925
Reductions related to tax positions taken during a prior period	(5,624)	(1,067)
Reductions related to settlement of tax matters	(5,874)	(1,063)
Additions based on tax positions taken during the current period	19,844	17,780
Reductions related to a lapse of applicable statute of limitation	(344)	(424)
Balance at the end of the year	$86,176	$82,380

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Reserves and allowances	$80,746	$117,071
Inventory allowances	19,860	22,454
Property, plant and equipment	4,152	7,406
Operating lease right of use assets	44,341	43,951
Other assets	93,252	85,951
Net operating loss carry-forwards	87,490	93,022
	329,841	369,855

Valuation allowance	(164,906)	(192,811)
	164,935	177,044

Deferred tax liabilities:
Intangible assets	(77,661)	(80,580)
Property, plant and equipment	(28,767)	(35,138)
Operating lease liabilities	(43,596)	(43,633)
Reserves and allowances	(13,723)	(22,348)
	(163,747)	(181,699)
Net deferred tax assets (liabilities)	$1,188	$(4,655)

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Income before taxes as reported in the consolidated statements of income	$292,558	$383,451	$261,825
Statutory tax rate	23%	23%	23%
Theoretical tax expense	$67,288	$88,194	$60,220
Tax benefit arising from reduced rate as "Preferred Enterprise” and other tax benefits (*)	(26,281)	(36,043)	(25,625)
Tax adjustment in respect of different tax rates for foreign subsidiaries	(17,946)	4,813	4,884
Changes in carry-forward losses and valuation allowances	27,905	(7,243)	18,675
Taxes resulting from non-deductible expenses	795	5,272	1,594
Difference in basis of measurement for financial reporting and tax return purposes	(15,060)	(5,851)	(18,398)
Taxes in respect of prior years (see Note 18D above)	(10,805)	82,423	(7,151)
Other differences, net	(1,765)	(178)	2,244
Actual tax expenses	$24,131	$131,387	$36,443
Effective tax rate	8.25%	34.26%	13.92%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises:
Basic and diluted	$0.59	$0.82	$0.58